Employee Benefit Plans (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Retirement Benefits [Abstract]
Employer contributions to defined benefit pension	$ 300	$ 100	$ 700	$ 400
Employer contribution (percent)			4.00%
Employer contributions	$ 58		$ 136